Staff costs and Directors' remuneration - Summary of Director's Emoluments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Director [member]
Disclosure of Directors Emoluments [Line Items]
Base salaries, fees, performance payments and benefits	$ 4.2	$ 6.4	$ 7.1